Schwab Funds®

211 Main Street

San Francisco, CA 94105

July 3, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Schwab Investments

File Nos. 33-37459 and 811-6200

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information, dated June 28, 2013, for the Schwab Global Real Estate Fund do not differ from those contained in the Registrant’s Post-Effective Amendment No. 110, filed electronically on June 28, 2013.

Sincerely,

/s/ Odeh Stevens
Odeh Stevens
Corporate Counsel
Charles Schwab Investment Management, Inc.